iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .9%
Digital Realty Trust, Inc. ..................... 1,106,894 $ 198,776,025
Equinix, Inc. ............................. 198,078 206,474,526
405,250,551
a
Diversified REITs  —  1 .2%
WP Carey, Inc. ........................... 746,402 53,367,743
a
Health Care REITs  —  17 .7%
Alexandria Real Estate Equities, Inc. ............. 525,556 27,775,635
Healthcare Realty Trust, Inc. , Class A ............ 1,161,186 23,421,122
Healthpeak Properties, Inc. ................... 2,310,203 49,438,344
Omega Healthcare Investors, Inc. ............... 997,921 47,580,873
Sabra Health Care REIT, Inc. .................. 845,080 16,487,511
Ventas, Inc. ............................. 1,629,129 144,666,655
Welltower, Inc. ............................ 2,162,350 490,788,579
800,158,719
a
Hotel & Resort REITs  —  1 .1%
Host Hotels & Resorts, Inc. ................... 2,134,359 50,605,652
a
Industrial REITs  —  11 .7%
Americold Realty Trust, Inc. ................... 953,633 14,991,111
EastGroup Properties, Inc. ................... 179,841 36,423,198
First Industrial Realty Trust, Inc. ................ 444,235 27,236,048
Lineage, Inc. ............................. 190,834 8,253,570
Prologis, Inc. ............................. 2,919,978 395,569,419
Rexford Industrial Realty, Inc. ................. 750,454 25,140,209
STAG Industrial, Inc. ....................... 640,731 24,386,222
531,999,777
a
Mortgage REITs  —  3 .0%
AGNC Investment Corp. ..................... 3,846,663 41,928,627
Annaly Capital Management, Inc. ............... 2,455,511 54,905,226
Rithm Capital Corp. ........................ 1,870,868 17,567,451
Starwood Property Trust, Inc. .................. 1,167,809 19,128,711
133,530,015
a
Multi-Family Residential REITs  —  8 .0%
AvalonBay Communities, Inc. ................. 465,520 87,838,969
Camden Property Trust ...................... 336,828 38,563,437
Equity Residential ......................... 1,142,518 77,611,248
Essex Property Trust, Inc. .................... 215,337 62,790,116
Mid-America Apartment Communities, Inc. ......... 389,997 54,186,183
UDR, Inc. ............................... 990,787 39,552,217
360,542,170
a
Office REITs  —  1 .9%
BXP, Inc. ............................... 496,997 32,955,871
Cousins Properties, Inc. ..................... 551,354 16,529,593
Kilroy Realty Corp. ......................... 358,697 13,440,377
Vornado Realty Trust ....................... 529,458 20,807,699
83,733,540
a
Other Specialized REITs  —  7 .1%
Gaming and Leisure Properties, Inc. ............. 949,062 42,261,731
Iron Mountain, Inc. ......................... 996,991 125,929,933
Lamar Advertising Co. , Class A ................ 291,714 45,501,550
Millrose Properties, Inc. ..................... 516,811 15,530,171
VICI Properties, Inc. , Class A .................. 3,662,050 97,227,428
326,450,813
a
Real Estate Services  —  5 .3%
CBRE Group, Inc. , Class A
(a)
.................. 981,223 132,160,926
CoStar Group, Inc.
(a)
........................ 1,368,377 38,752,437
Security Shares Value
a
Real Estate Services (continued)
Jones Lang LaSalle, Inc.
(a)
.................... 155,469 $ 48,187,616
Zillow Group, Inc. , Class A
(a) (b)
................. 141,559 4,440,706
Zillow Group, Inc. , Class C , NVS
(a)
.............. 567,689 17,893,557
241,435,242
a
Retail REITs  —  14 .0%
Agree Realty Corp. ........................ 401,834 30,434,907
Brixmor Property Group, Inc. .................. 1,028,200 32,419,146
Federal Realty Investment Trust ................ 263,433 32,518,169
Kimco Realty Corp. ........................ 2,259,848 57,287,147
NNN REIT, Inc. ........................... 637,501 29,662,922
Realty Income Corp. ........................ 3,124,744 193,609,138
Regency Centers Corp. ..................... 552,180 44,030,833
Simon Property Group, Inc. ................... 966,387 216,132,453
636,094,715
a
Self-Storage REITs  —  6 .7%
CubeSmart .............................. 758,712 30,173,976
Extra Space Storage, Inc. .................... 707,927 102,861,793
Public Storage ............................ 529,420 168,519,680
301,555,449
a
Single-Family Residential REITs  —  3 .9%
American Homes 4 Rent , Class A ............... 1,061,462 35,580,206
Equity LifeStyle Properties, Inc. ................ 649,864 41,883,735
Invitation Homes, Inc. ....................... 1,831,348 55,325,023
Sun Communities, Inc. ...................... 388,158 46,544,026
179,332,990
a
Telecom Tower REITs  —  7 .7%
American Tower Corp. ...................... 1,068,404 174,758,842
Crown Castle, Inc. ......................... 1,462,528 110,757,245
SBA Communications Corp. , Class A ............. 355,399 62,713,708
348,229,795
a
Timber REITs  —  1 .3%
Weyerhaeuser Co. ......................... 2,416,184 57,843,445
a
Total Long-Term Investments — 99.5%
(Cost: $ 5,368,867,051 ) ............................... 4,510,130,616
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 625,637 625,825
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 6,625,058 6,625,058
a
Total Short-Term Securities — 0.1%
(Cost: $ 7,250,825 ) .................................. 7,250,883
Total Investments — 99.6%
(Cost: $ 5,376,117,876 ) ............................... 4,517,381,499
Other Assets Less Liabilities — 0 .4% ..................... 17,008,094
Net Assets — 100.0% ................................. $ 4,534,389,593
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Real Estate ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 805,354 $ — $ (179,672)
(a)
$ 85 $ 58 $ 625,825 625,637 $ 636
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,883,687 741,371
(a)
— — — 6,625,058 6,625,058 61,506 —
$ — $ 85 $ 58
$ 7,250,883
$ 62,142 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 627 09/18/26 $ 24,309 $ (90,390)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,510,130,616  $ —  $ —  $ 4,510,130,616
Short-Term Securities
Money Market Funds ...................................... 7,250,883  —  —  7,250,883
$ 4,517,381,499  $ —  $ —  $ 4,517,381,499
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (90,390) $ —  $ —  $ (90,390)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)